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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

WST INVESTMENT TRUST

WSTCM CREDIT SELECT
RISK-MANAGED FUND

Semi-Annual Report

February 29, 2020
(Unaudited)

Investment Adviser Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management 150 W. Main, Suite 1700 Norfolk, VA 23510	Administrator Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-866-515-4626

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-866-515-4626 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-866-515-4626. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

WSTCM CREDIT SELECT RISK-MANAGED FUND
PORTFOLIO INFORMATION
February 29, 2020 (Unaudited)

Asset Allocation
(% of Net Assets)

*	Percentage rounds to less an 0.1%.

WSTCM CREDIT SELECT RISK-MANAGED FUND SCHEDULE OF INVESTMENTS February 29, 2020 (Unaudited)
EXCHANGE-TRADED FUNDS — 14.5%	Shares	Value
iShares 7-10 Year Treasury Bond ETF	29,547	$3,464,681
iShares Core U.S. Aggregate Bond ETF	25,965	3,017,652
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,399,933)		$6,482,333

OPEN-END FUNDS — 0.0% (a)	Shares	Value
American High-Income Trust - Class F-2	15	$153
JPMorgan High Yield Fund - Class I	2,144	15,352
PGIM High Yield Fund - Class Z	29	159
PIMCO High Yield Spectrum Fund - Institutional Class	8	82
Pioneer High Yield Fund - Class Y	9	85
Putnam Ultra Short Duration Income Fund - Class Y	1	7
TOTAL OPEN-END FUNDS (Cost $15,977)		$15,838

MONEY MARKET FUNDS — 72.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.46% (b)	11,125,468	$11,125,468
First American Treasury Obligations Fund - Class Z, 1.45% (b)	10,810,657	10,810,657
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.48% (b)	10,810,657	10,810,657
TOTAL MONEY MARKET FUNDS (Cost $32,746,782)		$32,746,782

TOTAL INVESTMENTS AT VALUE — 87.4% (Cost $39,162,692)		$39,244,953

OTHER ASSETS IN EXCESS OF LIABILITIES — 12.6%		5,659,055

NET ASSETS — 100.0%		$44,904,008

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of February 29, 2020.
See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND STATEMENT OF ASSETS AND LIABILITIES February 29, 2020 (Unaudited)
ASSETS
Investments in securities:
At cost	$39,162,692
At value (Note 2)	$39,244,953
Receivable for investment securities sold	5,601,947
Dividends receivable	90,798
Other assets	29,377
TOTAL ASSETS	44,967,075

LIABILITIES
Payable for capital shares redeemed	21,308
Payable to Adviser (Note 4)	20,357
Payable to Administrator (Note 4)	9,290
Accrued distribution fees (Note 4)	5,812
Other accrued expenses	6,300
TOTAL LIABILITIES	63,067

NET ASSETS	$44,904,008

NET ASSETS CONSIT OF:
Paid-in capital	$48,064,792
Accumulated deficit	(3,160,784)
NET ASSETS	$44,904,008

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$16,623,643
Shares of Institutional Shares outstanding (no par value, unlimited number of shares authorized)	1,698,862
Net asset value, offering and redemption price per share (Note 2)	$9.79

PRICING OF INVESTOR SHARES
Net assets applicable to Investor Shares	$28,280,365
Shares of Investor Shares outstanding (no par value, unlimited number of shares authorized)	2,890,475
Net asset value, offering and redemption price per share (Note 2)	$9.78

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND STATEMENT OF OPERATIONS For the Six Months Ended February 29, 2020 (Unaudited)
INVESTMENT INCOME
Dividends	$1,262,411

EXPENSES
Investment advisory fees (Note 4)	152,089
Distribution fees, Investor Class (Note 5)	42,317
Administration fees (Note 4)	25,342
Fund accounting fees (Note 4)	20,540
Legal fees	19,469
Registration and filing fees	16,016
Transfer agent fees, Investor Class (Note 4)	8,500
Transfer agent fees, Institutional Class (Note 4)	6,000
Audit and tax services fees	8,250
Trustees’ fees and expenses (Note 4)	6,380
Printing of shareholder reports	5,192
Custodian and bank service fees	4,339
Insurance expense	4,158
Other expenses	14,192
TOTAL EXPENSES	332,784
Expense reimbursements by the Adviser (Note 4)	(1,586)
NET EXPENSES	331,198

NET INVESTMENT INCOME	931,213

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from investment transactions	(390,835)
Net change in unrealized appreciation (depreciation) on investments	(318,991)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(709,826)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$221,387

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
FROM OPERATIONS
Net investment income	$931,213	$2,028,155
Net realized losses from investment transactions	(390,835)	(1,124,384)
Long-term capital gain distributions from regulated investment companies	—	15,072
Net change in unrealized appreciation (depreciation) on investments	(318,991)	492,918
Net increase in net assets resulting from operations	221,387	1,411,761

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(713,796)	(629,594)
Investor Shares	(1,238,800)	(1,961,426)
Decrease in net assets from distributions to shareholders	(1,952,596)	(2,591,020)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	2,133,136	2,805,198
Net asset value of shares issued in reinvestment of distributions	712,160	628,182
Payments for shares redeemed	(2,138,972)	(11,759,437)
Net increase (decrease) in Institutional Shares net assets from capital share transactions	706,324	(8,326,057)

Investor Shares
Proceeds from shares sold	544,136	1,869,417
Net asset value of shares issued in reinvestment of distributions	1,238,174	1,961,180
Payments for shares redeemed	(10,470,293)	(27,643,795)
Net decrease in Investor Shares net assets from capital share transactions	(8,687,983)	(23,813,198)

TOTAL DECREASE IN NET ASSETS	(9,712,868)	(33,318,514)

NET ASSETS
Beginning of period	54,616,876	87,935,390
End of period	$44,904,008	$54,616,876

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	210,941	278,012
Shares reinvested	71,990	64,166
Shares redeemed	(211,419)	(1,155,676)
Net increase (decrease) in shares outstanding	71,512	(813,498)
Shares outstanding, beginning of period	1,627,350	2,440,848
Shares outstanding, end of period	1,698,862	1,627,350

Investor Shares
Shares sold	53,976	186,460
Shares reinvested	125,434	200,941
Shares redeemed	(1,042,150)	(2,775,276)
Net decrease in shares outstanding	(862,740)	(2,387,875)
Shares outstanding, beginning of period	3,753,215	6,141,090
Shares outstanding, end of period	2,890,475	3,753,215

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Period Ended August 31, 2015 (a)
Net asset value at beginning of period	$10.18		$10.28	$10.83	$10.71	$9.72	$10.00

Income (loss) from investment operations:
Net investment income (b)	0.19	(c)	0.33 (c)	0.34 (c)	0.33	0.21	0.16
Net realized and unrealized gains (losses) on investments	(0.15)		(0.06)	(0.24)	0.13	0.79	(0.27)
Total from investment operations	0.04		0.27	0.10	0.46	1.00	(0.11)

Less distributions:
From net investment income	(0.43)		(0.37)	(0.37)	(0.34)	(0.01)	(0.15)
From net realized capital gains	—		—	(0.28)	—	—	(0.00	)(d)
From return of capital	—		—	—	—	—	(0.02)
Total distributions	(0.43)		(0.37)	(0.65)	(0.34)	(0.01)	(0.17)

Net asset value at end of period	$9.79		$10.18	$10.28	$10.83	$10.71	$9.72

Total return (e)	0.40	%(f)	2.81%	0.97%	4.40%	10.27%	(1.11	%)(f)

Net assets at end of period (000’s)	$16,624		$16,570	$25,085	$47,308	$20,152	$14,951

Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	1.17	%(h)	1.08%	0.91%	0.97%	1.04%	1.11	%(h)
Ratio of net expenses to average net assets (g) (i)	1.15	%(h)	1.08%	0.91%	0.97%	1.04%	1.11	%(h)
Ratio of net investment income to average net assets (b) (i)	3.80	%(h)	3.31%	3.17%	3.84%	2.50%	1.89	%(h)
Portfolio turnover rate	492	%(f)	524%	507%	414%	326%	890	%(f)

(a)	Represents the period from the commencement of operations (September 30, 2014) through August 31, 2015.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(c)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(d)	Amount rounds to less than $0.01 per share.
(e)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(f)	Not annualized.
(g)	Ratio does not include expenses of the investment companies in which the Fund invests.
(h)	Annualized.
(i)	Ratio was determined after expense reimbursements (Note 4).
See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND INVESTOR SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016		Period Ended August 31, 2015 (a)
Net asset value at beginning of period	$10.14		$10.23	$10.79	$10.68	$9.72		$10.00

Income (loss) from investment operations:
Net investment income (b)	0.18	(c)	0.30 (c)	0.32 (c)	0.37	0.21		0.14
Net realized and unrealized gains (losses) on investments	(0.16)		(0.04)	(0.25)	0.07	0.75		(0.26)
Total from investment operations	0.02		0.26	0.07	0.44	0.96		(0.12)

Less distributions:
From net investment income	(0.38)		(0.35)	(0.35)	(0.33)	(0.00	)(d)	(0.14)
From net realized capital gains	—		—	(0.28)	—	—		(0.00	)(d)
From return of capital	—		—	—	—	—		(0.02)
Total distributions	(0.38)		(0.35)	(0.63)	(0.33)	(0.00	)(d)	(0.16)

Net asset value at end of period	$9.78		$10.14	$10.23	$10.79	$10.68		$9.72

Total return (e)	0.13	%(f)	2.71%	0.64%	4.26%	9.91%		(1.22	%)(f)

Net assets at end of period (000’s)	$28,280		$38,047	$62,851	$59,721	$49,785		$41,389

Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	1.39	%(h)	1.29%	1.16%	1.21%	1.24%		1.27	%(h)
Ratio of net investment income to average net assets (b)	3.63	%(h)	3.00%	3.04%	3.63%	2.22%		1.69	%(h)
Portfolio turnover rate	492	%(f)	524%	507%	414%	326%		890	%(f)

(a)	Represents the period from the commencement of operations (September 30, 2014) through August 31, 2015.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(c)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(d)	Amount rounds to less than $0.01 per share.
(e)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholders would pay on Fund distributions, if any, or the redemption of Fund shares.

(f)	Not annualized.
(g)	Ratio does not include expenses of the investment companies in which the Fund invests.
(h)	Annualized.
See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited)

1. Organization

WSTCM Credit Select Risk-Managed Fund (the “Fund”) is a diversified series of WST Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the Fund is to seek total return from income and capital appreciation.

The Fund offers two classes of shares (each a “Class” and collectively the “Classes”): Institutional Shares (sold without any sales loads or distribution fees, but available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund) and Investor Shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% per annum of the average daily net assets attributable to Investor Shares). Each Class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. In determining the value of the Fund’s assets, portfolio securities, including exchange-traded funds (“ETFs”), are generally valued at market using quotations from the primary market in which they are traded. The Fund normally uses third party pricing services to obtain market quotations. To the extent the Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1 (see below). Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies established by, and under the direction of, the Trust’s Board of Trustees (the “Board”). Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations,

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Fund’s NAVs; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the calculation of the Fund’s NAVs. In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be sold. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,482,333	$—	$—	$6,482,333
Open-End Funds	15,838	—	—	15,838
Money Market Funds	32,746,782	—	—	32,746,782
Total	$39,244,953	$—	$—	$39,244,953

The Fund did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended February 29, 2020.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each Class of the Fund is calculated as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. The NAV of each Class of the Fund is calculated by dividing the total value of the assets attributable to that Class, less liabilities attributable to that Class, by the number of shares of that Class outstanding. The offering price and redemption price per share of each Class of the Fund is equal to the NAV of such Class.

Investment transactions and investment income – Investment transactions are accounted for on their trade date. Cost of investments sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, if any, is accrued as earned and includes amortization of discounts and premiums.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of the Fund based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to the Class of shares of the Fund based upon its proportionate share of total net assets of the Fund.

Distributions to shareholders – Dividends arising from net investment income are declared and paid annually to shareholders. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended February 29, 2020 and August 31, 2019 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 29, 2020:

Tax cost of portfolio investments	$39,162,692
Gross unrealized appreciation	$82,400
Gross unrealized depreciation	(139)
Net unrealized appreciation on investments	82,261
Accumulated ordinary income	267,770
Capital loss carry forwards	(3,060,656)
Other losses	(450,159)
Accumulated deficit	$(3,160,784)

As of August 31, 2019, the Fund had short-term capital loss carryforwards of $2,975,769 and long-term capital loss carryforwards of $84,887 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized by the Fund in the current and future years to offset net realized capital gains, if any.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

During the six months ended February 29, 2020, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended February 29, 2020, the cost of purchases of investment securities and the proceeds from sales of investment securities, other than short-term investments, amounted to $114,890,386 and $161,017,064, respectively.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

The Managing Principal and Chief Investment Officer of Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management (the “Adviser”) and the chair of its Investment Committee is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Trust’s administrator, transfer agent, and fund accounting agent.

COMPENSATION OF TRUSTEES

Trustees of the Trust who are affiliated with the Adviser receive no fees from the Fund. The Fund pays Trustees who are not affiliated with the Adviser a fee of $8,500 each year, plus $500 for each meeting attended in person and $250 for each meeting attended by telephone. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance at Board or committee meetings, if any.

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.60% of its average daily net assets.

The Adviser has entered into an Expense Limitation Agreement (“ELA”) with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with GAAP, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and payment, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.15% of the average daily net assets allocable to each Class until January 1, 2021. Accordingly, during the six months ended February 29, 2020, the Adviser reimbursed $1,586 of other expenses with respect to the Institutional Class of the Fund. Any fee waivers and expense reimbursements by the Adviser are not subject to recoupment. It is expected that the Fund’s ELA will continue from year-to-year provided such continuance is approved by the Board. The Board may terminate the ELA of the Fund at any time. The Adviser may also terminate the Fund’s ELA at the end of the then-current term upon not less than 90 days’ notice to the Trust.

OTHER SERVICE PROVIDERS

Ultimus provides administration, accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Foreside Fund Services, LLC (“Foreside”) serves as the principal underwriter and exclusive agent for the distribution of shares of the Fund. The Fund pays Foreside a fee for its services.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to a Compliance Consulting Agreement with Key Bridge Compliance LLC (“Key Bridge”), Key Bridge provides the Chief Compliance Officer and compliance services to the Trust. The Adviser, not the Fund, pays Key Bridge a fee for these services.

5. Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act that allows Investor Shares of the Fund to pay for certain expenses related to the distribution of such Shares, including, but not limited to, payments to securities dealers and other persons (including Foreside) who are engaged in the sale of Investor Shares of the Fund or who render shareholder support services not otherwise provided by Ultimus. The annual limitation for payment of expenses pursuant to the Plan is 0.25% per annum of the Fund’s average daily net assets allocable to Investor Shares. During the six months ended February 29, 2020, $42,317 of expenses were incurred under the Plan by Investor Shares of the Fund.

6. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of February 29, 2020, the Fund had 72.9% of the value of its net assets invested in money market funds.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WSTCM CREDIT SELECT RISK-MANAGED FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, class specific expenses (such as Rule 12b-1 distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follow are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2019) and held until the end of the period (February 29, 2020).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, and does not charge a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

WSTCM CREDIT SELECT RISK-MANAGED FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Based on Actual Fund Return	$1,000.00	$ 1,004.00	1.15%	$5.73
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.14	1.15%	$5.77
Investor Class
Based on Actual Fund Return	$1,000.00	$ 1,001.30	1.39%	$6.92
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,017.95	1.39%	$6.98

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

WSTCM CREDIT SELECT RISK-MANAGED FUND
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Qs successor form, Form N-Port. These filings are available free of charge upon request by calling the Trust toll-free at 1-866-515-4626. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at www.sec.gov.

This report and the financial statements contained herein are provided for the general information of the shareholders of the WSTCM Funds. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

WSTCM Funds are distributed by Foreside Fund Services, LLC

WSTCM CREDIT SELECT RISK-MANAGED FUND
APPROVAL OF INVESTMENT ADVISORY
AGREEMENTS (Unaudited)

The Board of Trustee (the “Board”), including the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) voting separately, has reviewed and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) with Wilbanks, Smith and Thomas Asset Management, LLC, d/b/a WST Capital Management (the “Advisor”) for the WSTCM Global Allocation Risk–Managed Fund (the “Global Allocation RM Fund”) and the WSTCM Credit Select Risk–Managed Fund (the “Credit Select RM Fund”) for an additional annual term. Approval took place at an in-person meeting held on October 29, 2019, at which all the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Advisor in response to requests of the Board and counsel (the “Advisor Memorandum”).

In considering the Advisory Agreements for the Global Allocation RM Fund and the Credit Select RM Fund and reaching their conclusion with respect thereto, the Board recalled its review of the materials related to the Global Allocation RM Fund and the Credit Select RM Fund and the Advisor during the preceding 12 months and its numerous discussions with management and the Advisor about the operation and performance of the Global Allocation RM Fund and the Credit Select RM Fund during that period. The Board further considered those materials and discussions and numerous other factors, including the factors described below.

(i)

The nature, extent, and quality of the services provided by the Advisor. In this regard, the Board reviewed the services being provided by the Advisor to each of the Funds including, without limitation, its investment advisory services since each Fund’s inception, its coordination of services for the Funds among the Funds’ service providers, and its efforts to promote the Funds and assist in their distribution. The Board also noted that the Trust’s president, principal executive officer and vice president are employees of the Advisor and serve the Trust without additional compensation from the Funds. After reviewing the foregoing information and further information in the Advisor Memorandum (e.g., descriptions of the Advisor’s business and the Advisor’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Advisor are satisfactory and adequate for the Funds.

(ii)

The investment performance of the Global Allocation RM Fund, the Credit Select RM Fund and the Advisor. In this regard, the Board compared the performance of each of the Funds with the performance of each Fund’s respective benchmark index, comparable funds managed by other advisors, comparable separate accounts managed by the Advisor, and comparable peer group indices. The Board noted that while the Global Allocation RM Fund had underperformed its benchmark (S&P Target Risk Moderate Index) and the average and the median of its Morningstar category (Tactical Allocation - under $50 million) for the one year period ended

WSTCM CREDIT SELECT RISK-MANAGED FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

September 30, 2019, the Advisor had satisfactorily explained its performance results and recently changed the investment strategy for the Global Allocation RM Fund. The Board further noted that had the Advisor followed the new global allocation risk-management strategy for the Global Allocation RM Fund during the one year period the ended September 30, 2019, the Global Allocation RM Fund’s performance would have been better. The Board also noted that while the Credit Select RM Fund had underperformed its benchmark (Bloomberg Barclays U.S. Corporate High Yield Bond Index), the average and the median of its Morningstar category (U.S. Funds Nontraditional Bond – $250 million) for the one year period ended September 30, 2019, the Advisor had satisfactorily explained it performance results for the Credit Select RM Fund. The Board also considered the consistency of the Advisor’s management of the Global Allocation RM Fund and the Credit Select RM Fund with each Fund’s investment objective and policies. Following discussion of the short- and long-term investment performance of the Funds, the Advisor’s experience in managing each Fund and separate accounts, the Advisor’s historical investment performance and other factors, the Board concluded that the investment performance of the Global Allocation RM Fund, the Credit Select RM Fund and the Advisor has been acceptable.

(iii)

The costs of the services provided and profits to be realized by the Advisor from its relationship with the Funds. In this regard, the Board considered the Advisor’s staffing, personnel, and methods of operating; the financial condition of the Advisor and the level of commitment to the Funds by the Advisor and by the principals of the Advisor; the asset levels of the Funds; the Advisor’s previous payment of startup costs for the Funds; the overall expenses of the Funds, including the advisory fees; and the differences in fees and services provided to the Advisor’s other clients that may be similar to the Global Allocation RM Fund or the Credit Select RM Fund. The Board considered its discussion with the Advisor regarding the Expense Limitation Agreements of the Global Allocation RM Fund and the Credit Select RM Fund and considered the Advisor’s current and past fee waivers and expense reimbursements with respect to the Funds. The Board further took into account that the Advisor has represented that it intends to continue the Expense Limitation Agreements for the Funds until at least January 1, 2021.

The Board also considered potential benefits to the Advisor in managing the Funds, including promotion of the Advisor’s name and the ability of the Advisor to place small accounts managed by the Advisor into each Fund. The Board compared the fees and expenses of each Fund (including the Fund’s management fee) to the average and median advisory fees and expense ratios of its Morningstar category and other funds within the Morningstar category comparable to each Fund. In considering the comparison of fees and expense ratios between the Funds and comparable funds, the Board looked at the differences in the types of funds being

WSTCM CREDIT SELECT RISK-MANAGED FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

compared, the style of investment management, the size of comparable funds and the nature of the investment strategies. With regard to the Global Allocation RM Fund, the Board noted that the management fee of the Global Allocation RM Fund was lower than the average and median of the funds in its Morningstar category (Tactical Allocation - under $50 million). The Board also noted that its net expense ratio was higher than the average and median of the funds in its Morningstar category, but less than the net expense ratio in the fortieth percentile of its Morningstar category. With regard to the Credit Select RM Fund, the Board noted that the management fee of the Credit Select RM Fund was lower than the average and equal to the median of the funds in its Morningstar category (U.S. Funds Nontraditional Bond – $250 million) and the Credit Select RM Fund’s net expense ratio was higher than the median and less than average of the funds in its Morningstar category. The Board also compared the fees paid by each Fund to the fees paid by other clients of the Advisor and considered the similarities and differences of services received by such clients as compared to the services being provided the Fund. The Board noted that the fee structures applicable to the Advisor’s other clients were not indicative of any unreasonableness with respect to the advisory fees being paid by each Fund under their respective Advisory Agreements. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the management fees paid to the Advisor by the Funds are each fair and reasonable.

(iv)

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of each Fund’s investors. In this regard, the Board considered that the fee arrangements of the Global Allocation RM Fund and the Credit Select RM Fund with the Advisor each involve both a management fee and an Expense Limitation Agreement. In connection with each Fund, the Board determined that, while the management fee remained the same at all asset levels, each Fund has experienced benefits from its Expense Limitation Agreement. In addition, the Board noted that the Funds will each benefit from economies of scale under the Trust’s agreements with service providers other than the Advisor. Following further discussion of the asset levels of the Funds and expectations for growth and levels of fees, the Board determined that each Fund’s fee arrangement with the Advisor is fair and reasonable.

(v)

The Advisor’s practices regarding brokerage and portfolio transactions. In this regard, the Board considered the Advisor’s policies and procedures, and performance in utilizing those standards, to seek best execution for the Funds’ portfolio transactions. The Board considered the historical portfolio turnover rates for the Funds; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and

WSTCM CREDIT SELECT RISK-MANAGED FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical or other services (“soft dollars”). After further review and discussion, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions are satisfactory.

(vi)

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Global Allocation RM Fund and the Credit Select RM Fund; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board found for each Fund that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests to be satisfactory.

(vii)

Other topics or issues. In this regard, the Board considered the Advisor’s compliance policies and procedures and the Advisor’s retention of a third party compliance consultant to provide compliance services and a chief compliance officer for the Advisor and the Funds. The Board also considered the Advisor’s insurance coverage, its risk management program, and its regulatory history. After consideration and discussion, the Board found these topics and issues to be satisfactory.

Conclusion

After further discussion of the factors noted above and in reliance on the information provided by the Advisor and Trust management and taking into account the totality of all factors discussed and information presented at this meeting and previous meetings, the Board indicated its agreement to approve the continuance of the Advisory Agreements. It was noted that in the Trustees’ deliberations regarding the approval of the continuance of the Advisory Agreements, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors listed above.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	May 06, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	May 06, 2020

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	May 06, 2020

*	Print the name and title of each signing officer under his or her signature.